                                                      Deutsche Asset Manangement

PreservationPlus Fund  - Institutional Service Class

Supplement dated May 14, 2002 to Prospectus dated January 28, 2002.

On April 30, 2002, PreservationPlus Fund - Institutional Service Class closed.


               Please Retain This Supplement for Future Reference


BT Pyramid Mutual Funds
SUPP1685 (5/02)
CUSIP:
055847826

                                                      A Member of the
                                                      Deutsche Bank Group [LOGO]

                                                       Deutsche Asset Management

PreservationPlus Fund -
       Investment Class
       Institutional Class
       Institutional Service Class

Supplement dated May 14, 2002, to Statement of Additional Information dated January 28, 2002.

The Statement of Additional Information is supplemented to reflect that the PreservationPlus Fund - Institutional Service Class closed on April 30, 2002.


               Please Retain This Supplement for Future Reference


BT Pyramid Mutual Funds
SUPPPPLUS SAI (5/02)
CUSIP:
055847826                           055847834                          055847818

                                                      A Member of the
                                                      Deutsche Bank Group [LOGO]